S000061500 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	93 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	10.92%
FTSE EPRA Nareit Developed Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.58%	2.76%	3.00%
Lipper Global Real Estate Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.86%	2.76%	3.85%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.85%	1.99%	4.15%
Performance Inception Date				Mar. 20, 2018
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.86%	0.26%	2.23%
Performance Inception Date				Mar. 20, 2018
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.92%	0.99%	2.53%
Performance Inception Date				Mar. 20, 2018
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.33%	2.43%	4.16%
Performance Inception Date				Mar. 20, 2018
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		9.59%	3.55%	5.29%
Performance Inception Date				Mar. 20, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.40%	3.46%	5.20%
Performance Inception Date				Mar. 20, 2018

[1]	An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets.
[2]	An index designed to measure the performance of listed real estate companies and REITs worldwide.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Global Real Estate Funds Classification.